SHARE CAPITAL - Summary of warrants by expiry period (Details) $ / shares in Units, $ in Thousands	Oct. 31, 2025	Mar. 31, 2026 USD ($) shares $ / shares	Mar. 31, 2026 $ / shares	Mar. 31, 2025 shares	Mar. 31, 2024 shares
Disclosure of classes of share capital [line items]
Threshold trading days, warrants	5 days
Threshold for press release publication days	30 days
Common Share Purchase Warrants
Disclosure of classes of share capital [line items]
Warrants outstanding (in shares)		12,205,335		2,796,197	2,796,197
Warrants exercisable (in shares)		12,205,335
Weighted average of exercisable price (in CAD/USD per share) | $ / shares		$ 10.11
Estimated fair value $ | $		$ 38,205
Weighted average remaining contractual life Years		1 year 8 months 1 day
Common Share Purchase Warrants | June 30, 2027
Disclosure of classes of share capital [line items]
Warrants outstanding (in shares)		9,409,138
Warrants exercisable (in shares)		9,409,138
Weighted average of exercisable price (in CAD/USD per share) | $ / shares		$ 8.14
Estimated fair value $ | $		$ 19,011
Weighted average remaining contractual life Years		1 year 3 months
Threshold trading days, warrants	5 days
Common Share Purchase Warrants | June 30, 2027 | Minimum
Disclosure of classes of share capital [line items]
Weighted average of exercisable price (in CAD/USD per share) | $ / shares		$ 19.53
Common Share Purchase Warrants | August 4, 2028
Disclosure of classes of share capital [line items]
Warrants outstanding (in shares)		635,887
Warrants exercisable (in shares)		635,887
Weighted average of exercisable price (in CAD/USD per share) | $ / shares		$ 15.20
Estimated fair value $ | $		$ 3,184
Weighted average remaining contractual life Years		2 years 4 months 6 days
Common Share Purchase Warrants | May 14, 2029
Disclosure of classes of share capital [line items]
Warrants outstanding (in shares)		1,754,386
Warrants exercisable (in shares)		1,754,386
Weighted average of exercisable price (in CAD/USD per share) | $ / shares		$ 19.38
Estimated fair value $ | $		$ 12,419
Weighted average remaining contractual life Years		3 years 1 month 13 days
Common Share Purchase Warrants | June 15, 2030
Disclosure of classes of share capital [line items]
Warrants outstanding (in shares)		336,843
Warrants exercisable (in shares)		336,843
Weighted average of exercisable price (in CAD/USD per share) | $ / shares			$ 9.50
Estimated fair value $ | $		$ 2,707
Weighted average remaining contractual life Years		4 years 2 months 15 days
Common Share Purchase Warrants | August 20, 2030
Disclosure of classes of share capital [line items]
Warrants outstanding (in shares)		38,818
Warrants exercisable (in shares)		38,818
Weighted average of exercisable price (in CAD/USD per share) | $ / shares			24.32
Estimated fair value $ | $		$ 651
Weighted average remaining contractual life Years		4 years 4 months 20 days
Common Share Purchase Warrants | November 15, 2030
Disclosure of classes of share capital [line items]
Warrants outstanding (in shares)		30,263
Warrants exercisable (in shares)		30,263
Weighted average of exercisable price (in CAD/USD per share) | $ / shares			$ 9.50
Estimated fair value $ | $		$ 233
Weighted average remaining contractual life Years		4 years 7 months 17 days